Notes Payable - Summary of Short-term and Long-term Debt Obligations (Parenthetical) (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Jan. 13, 2012
Goodman Note [Member]
Debt Instrument [Line Items]
Interest rate	3.25%
Notes payble maturity month and year	2015-04
Debt instrument carrying amount		$ 1,935,000
2011 Convertible Bridge Notes [Member]
Debt Instrument [Line Items]
Debt instrument carrying amount		12,336,427
2012 Revolver Notes [Member]
Debt Instrument [Line Items]
Interest rate			10.00%
Notes payble maturity month and year	2012-04
Debt instrument carrying amount		5,960,000
2013 Convertible Bridge Notes [Member]
Debt Instrument [Line Items]
Interest rate	8.00%
Debt instrument carrying amount	4,115,842	745,000
Warrants outstanding	874,158	0
Major Shareholder [Member]
Debt Instrument [Line Items]
Debt instrument carrying amount	3,905,000	17,780,000
Major Shareholder [Member] | 2011 Convertible Bridge Notes [Member]
Debt Instrument [Line Items]
Debt instrument carrying amount		11,250,000
Major Shareholder [Member] | 2012 Revolver Notes [Member]
Debt Instrument [Line Items]
Debt instrument carrying amount		5,810,000
Major Shareholder [Member] | 2013 Convertible Bridge Notes [Member]
Debt Instrument [Line Items]
Debt instrument carrying amount	$ 2,505,000	$ 720,000